Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000244001 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Queens Road Small Cap Value Fund
Class Name	Advisor Class
Trading Symbol	QRSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA Queens Road Small Cap Value Fund (“Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund. You can also request this information by contacting us at (800) 638-3060.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Small Cap Value Fund (Advisor Class/QRSAX)	$90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended May 31, 2025, the FPA Queens Road Small Cap Value Fund's Advisor Class (“Fund”) had a positive performance of 8.66%. It outperformed its benchmark, the Russell 2000 Value Index (“Index”), by nearly 1000 basis points as the Index returned -1.14% for the same period. The Investment Team (“Team”) believes a consistent process and long-term focus are key components of success. Through careful bottom-up research and fundamental analysis, the Team seeks companies in sound financial condition trading at discounts to their estimates of intrinsic value. The Team believes owning a diversified portfolio of value-creating companies acquired at attractive prices with a margin of safety has a high likelihood of investment success over time. It is also the team’s belief that following this process should help reduce volatility and down-market capture, which was the experience over the most recent trailing twelve months.
TOP PERFORMANCE CONTRIBUTORS*
InterDigital (IDCC) is a research and development organization that develops and acquires wireless communication and video patents. The company has a history of strong financial performance, opportunistically buys back shares, and pays a modest dividend. IDCC has been successfully renewing its wireless licensing agreements (Apple in 2022, Samsung in 2023) and has a growing stream of recurring licensing revenues across consumer electronics, internet of things (IoT) and automotive customers. CEO Liren Chen joined in 2021 from Qualcomm and has been hiring other former Qualcomm managers. The company’s share price was strong in 2024 on growing revenue, profitability, and buybacks. We began trimming our IDCC position this year.
Sprouts Farmers Market (SFM) is a grocer focusing on fresh, natural and organic products. The company has best-in-class margins[1], attractive returns on capital and great new store economics. Sprouts accelerated its unit growth from 12 stores a year to 33 stores in 2024 on a base of roughly 400 stores. Over the past year, SFM’s stock has performed extremely well after reporting consistently strong operating results and from a low initial valuation[2]. We have been trimming our position since the third quarter of 2024 and, as of quarter end, Sprouts sat just outside the top ten holdings. Although SFM’s share price has increased faster than bottom line results, we believe SFM still trades in the “range of reasonableness” for a high-quality, non-cyclical franchise that can reinvest capital at attractive rates of return.
UGI Corp (UGI) is a well-run gas and electric utility in Western Pennsylvania and West Virginia. The company also owns a sizable, regulated pipeline business, a large propane distribution business in Europe, and AmeriGas, the U.S.’s largest propane distributor. UGI has been redirecting cash flow to pay down debt at AmeriGas and the utility holding company. We are pleased with the company’s improved financial position and with green shoots at AmeriGas.
[1] As of March 30, 2025, Sprout’s gross margin was 39.6%. (Source: Form 10-Q for the quarter ended March 30, 2025).
[2] Source: Factset. On June 30, 2023, SFM’s share price was $36.73. This was 15x trailing EPS of $2.39 for the year ending Dec-22 and 13x forward EPS of $2.84 for the year ending Dec-23.
TOP PERFORMANCE DETRACTORS*
Vishay Intertechnology (VSH) makes passive electronic components and discrete semiconductors (resistors, inductors, capacitors, MOSFETs, diodes, etc). Although the industry is cyclical, competitive dynamics are stable and VSH benefits from incremental growth from electric vehicles and industrial electrification. The industry is currently struggling from a cyclical downturn following the excesses and component hoarding of the Covid era. Additionally, at its April 2024 Investor Day, Vishay announced aggressive 2028 investment and profitability targets with a plan to strategically change the company’s culture that was notably staid and overly-conservative. We are cautiously optimistic
PVH (PVH) is an apparel company that owns the Tommy Hilfiger and Calvin Klein brands globally. Most of PVH’s earnings come from Europe, where the Tommy and Calvin brands are considered “almost luxury” and where PVH has demonstrated high single-digit organic growth with pricing power over the preceding decade. CEO Stefan Larsson has done an excellent job revitalizing the company and improving margins at PVH’s moribund U.S. operations. In the company’s most recent fiscal year (ending January 31, 2025), comparable revenue was down 2% as the company bumped into a weaker global consumer and actively cleaned up its channel inventory in Europe. Investors are skittish about tariffs and, in 2024, PVH was added to China’s “Unreliable Entity” list threatening the roughly 15% of the company’s profitability that comes from China[1]. PVH’s sales and sourcing are globally diversified, and the company uses its prodigious cash flow to buy back shares. We think shares are cheap at roughly 6x trailing earnings as of April 18, 2025 and have been adding to the position.
Scholastic (SCHL) is an educational publishing company that runs the eponymous book fairs in America’s K-12 schools. We first bought shares in 2008 and have added a little overtime. Over 15 years, results have been volatile as Scholastic has never been able to translate its name brand, publishing assets or forays into adjacent markets into consistent earnings. The company has always traded at a discount compared to its economic earnings potential. It also owns prime New York City real estate that we estimate to be worth $300 - $400 million. We were cautiously optimistic when Thomson Reuters’ Peter Warwick became CEO in 2021. Poor performance at the company’s book fairs caused the stock to drop 20% following results on July 19, 2024, and another 20% following results reported on December 20, 2024. We’ve added to our position on this weakness.
* The information provided does not reflect all positions purchased, sold or recommended during the trailing twelve months (“TTM”). It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. The share price changes noted may not equate with the performance of the holding in the Fund.  As of May 31, 2025, the positions sizes for the securities mentioned as a percentage of net assets was: Interdigital (4.77%), Sprouts (3.91%) UGI (2.68%), Vishay (2.21%), PVH Corp (3.08%) and Scholastic (1.14%). Past performance is no guarantee, nor is it indicative, of future results.
Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. The Russell 2000 Value Index measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower relative forecasted growth values. The Russell 2000 index is an index measuring the performance of approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index. A total return index computes the index value based on capital gains plus cash payments such as dividends and interest.
Down-Capture Market is a ratio that measures how well an investment manager performs relative to a benchmark index during periods of market decline.
Gross Margin is the percentage of a company’s revenue that’s retained after direct expenses are subtracted.
Margin of Safety - Buying with a “margin of safety” is when a security is purchased at a discount to the portfolio manager’s estimate of its intrinsic value. Buying a security with a margin of safety is designed to protect against permanent capital loss in the case of an unexpected event or analytical mistake. A purchase made with a margin of safety does not guarantee the security will not decline in price.
Return on Invested Capital (ROIC) is a calculation used to assess a company's efficiency at allocating the capital under its control to profitable investments. Also referred to as “return on capital”.
Trailing Earnings are the earnings per share (EPS) in the previous fiscal year. EPS is calculated as a company's profit divided by the outstanding shares of its common stock.
[3] As of December 5, 2024 (Source: Earnings Report for the quarter ended September 30, 2024).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
FPA Queens Road Small Cap Value Fund (Advisor Class/QRSAX)	8.66%	10.82%
Russell 3000 Index	13.12%	12.00%
Russell 2000® Value Index	-1.14%	6.95%
1	Advisor Class commenced operations on December 1, 2020.

Performance Inception Date	Dec. 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/performance/fpa-queens-road-small-cap-value-fund for the most recent performance information.
Net Assets	$ 909,479,861
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 5,204,420
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$909,479,861
Total number of portfolio holdings	53
Total advisory fees paid (net)	$5,204,420
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
TD SYNNEX Corp.	3.8%
InterDigital, Inc.	3.6%
Fabrinet	3.6%
PVH Corp.	3.4%
UGI Corp.	3.3%
RLI Corp.	3.1%
ServisFirst Bancshares, Inc.	3.1%
Arrow Electronics, Inc.	3.0%
CSG Systems International, Inc.	2.7%
Sprouts Farmers Market, Inc.	2.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TD SYNNEX Corp.	3.8%
InterDigital, Inc.	3.6%
Fabrinet	3.6%
PVH Corp.	3.4%
UGI Corp.	3.3%
RLI Corp.	3.1%
ServisFirst Bancshares, Inc.	3.1%
Arrow Electronics, Inc.	3.0%
CSG Systems International, Inc.	2.7%
Sprouts Farmers Market, Inc.	2.6%

Material Fund Change [Text Block]
Material Fund Changes
On December 6, 2024, Distribution Services, LLC, serves as the Fund’s distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund’s distributor.
This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated September 30, 2024 at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated September 30, 2024 at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund.

Updated Prospectus Web Address	https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000244002 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Queens Road Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	QRSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA Queens Road Small Cap Value Fund (“Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund. You can also request this information by contacting us at (800) 638-3060.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Small Cap Value Fund (Institutional Class/QRSIX)	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended May 31, 2025, the FPA Queens Road Small Cap Value Fund's Institutional Class (“Fund”) had a positive performance of 8.82%. It outperformed its benchmark, the Russell 2000 Value Index (“Index”), by nearly 1000 basis points as the Index returned -1.14% for the same period. The Investment Team (“Team”) believes a consistent process and long-term focus are key components of success. Through careful bottom-up research and fundamental analysis, the Team seeks companies in sound financial condition trading at discounts to their estimates of intrinsic value. The Team believes owning a diversified portfolio of value-creating companies acquired at attractive prices with a margin of safety has a high likelihood of investment success over time. It is also the team’s belief that following this process should help reduce volatility and down-market capture, which was the experience over the most recent trailing twelve months.
TOP PERFORMANCE CONTRIBUTORS*
InterDigital (IDCC) is a research and development organization that develops and acquires wireless communication and video patents. The company has a history of strong financial performance, opportunistically buys back shares, and pays a modest dividend. IDCC has been successfully renewing its wireless licensing agreements (Apple in 2022, Samsung in 2023) and has a growing stream of recurring licensing revenues across consumer electronics, internet of things (IoT) and automotive customers. CEO Liren Chen joined in 2021 from Qualcomm and has been hiring other former Qualcomm managers. The company’s share price was strong in 2024 on growing revenue, profitability, and buybacks. We began trimming our IDCC position this year.
Sprouts Farmers Market (SFM) is a grocer focusing on fresh, natural and organic products. The company has best-in-class margins[1], attractive returns on capital and great new store economics. Sprouts accelerated its unit growth from 12 stores a year to 33 stores in 2024 on a base of roughly 400 stores. Over the past year, SFM’s stock has performed extremely well after reporting consistently strong operating results and from a low initial valuation[2]. We have been trimming our position since the third quarter of 2024 and, as of quarter end, Sprouts sat just outside the top ten holdings. Although SFM’s share price has increased faster than bottom line results, we believe SFM still trades in the “range of reasonableness” for a high-quality, non-cyclical franchise that can reinvest capital at attractive rates of return.
UGI Corp (UGI) is a well-run gas and electric utility in Western Pennsylvania and West Virginia. The company also owns a sizable, regulated pipeline business, a large propane distribution business in Europe, and AmeriGas, the U.S.’s largest propane distributor. UGI has been redirecting cash flow to pay down debt at AmeriGas and the utility holding company. We are pleased with the company’s improved financial position and with green shoots at AmeriGas.
[1] As of March 30, 2025, Sprout’s gross margin was 39.6%. (Source: Form 10-Q for the quarter ended March 30, 2025).
[2] Source: Factset. On June 30, 2023, SFM’s share price was $36.73. This was 15x trailing EPS of $2.39 for the year ending Dec-22 and 13x forward EPS of $2.84 for the year ending Dec-23.
TOP PERFORMANCE DETRACTORS*
Vishay Intertechnology (VSH) makes passive electronic components and discrete semiconductors (resistors, inductors, capacitors, MOSFETs, diodes, etc). Although the industry is cyclical, competitive dynamics are stable and VSH benefits from incremental growth from electric vehicles and industrial electrification. The industry is currently struggling from a cyclical downturn following the excesses and component hoarding of the Covid era. Additionally, at its April 2024 Investor Day, Vishay announced aggressive 2028 investment and profitability targets with a plan to strategically change the company’s culture that was notably staid and overly-conservative. We are cautiously optimistic
PVH (PVH) is an apparel company that owns the Tommy Hilfiger and Calvin Klein brands globally. Most of PVH’s earnings come from Europe, where the Tommy and Calvin brands are considered “almost luxury” and where PVH has demonstrated high single-digit organic growth with pricing power over the preceding decade. CEO Stefan Larsson has done an excellent job revitalizing the company and improving margins at PVH’s moribund U.S. operations. In the company’s most recent fiscal year (ending January 31, 2025), comparable revenue was down 2% as the company bumped into a weaker global consumer and actively cleaned up its channel inventory in Europe. Investors are skittish about tariffs and, in 2024, PVH was added to China’s “Unreliable Entity” list threatening the roughly 15% of the company’s profitability that comes from China[1]. PVH’s sales and sourcing are globally diversified, and the company uses its prodigious cash flow to buy back shares. We think shares are cheap at roughly 6x trailing earnings as of April 18, 2025 and have been adding to the position.
Scholastic (SCHL) is an educational publishing company that runs the eponymous book fairs in America’s K-12 schools. We first bought shares in 2008 and have added a little overtime. Over 15 years, results have been volatile as Scholastic has never been able to translate its name brand, publishing assets or forays into adjacent markets into consistent earnings. The company has always traded at a discount compared to its economic earnings potential. It also owns prime New York City real estate that we estimate to be worth $300 - $400 million. We were cautiously optimistic when Thomson Reuters’ Peter Warwick became CEO in 2021. Poor performance at the company’s book fairs caused the stock to drop 20% following results on July 19, 2024, and another 20% following results reported on December 20, 2024. We’ve added to our position on this weakness.
* The information provided does not reflect all positions purchased, sold or recommended during the trailing twelve months (“TTM”). It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. The share price changes noted may not equate with the performance of the holding in the Fund.  As of May 31, 2025, the positions sizes for the securities mentioned as a percentage of net assets was: Interdigital (4.77%), Sprouts (3.91%) UGI (2.68%), Vishay (2.21%), PVH Corp (3.08%) and Scholastic (1.14%). Past performance is no guarantee, nor is it indicative, of future results.
Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. The Russell 2000 Value Index measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower relative forecasted growth values. The Russell 2000 index is an index measuring the performance of approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index. A total return index computes the index value based on capital gains plus cash payments such as dividends and interest.
Down-Capture Market is a ratio that measures how well an investment manager performs relative to a benchmark index during periods of market decline.
Gross Margin is the percentage of a company’s revenue that’s retained after direct expenses are subtracted.
Margin of Safety - Buying with a “margin of safety” is when a security is purchased at a discount to the portfolio manager’s estimate of its intrinsic value. Buying a security with a margin of safety is designed to protect against permanent capital loss in the case of an unexpected event or analytical mistake. A purchase made with a margin of safety does not guarantee the security will not decline in price.
Return on Invested Capital (ROIC) is a calculation used to assess a company's efficiency at allocating the capital under its control to profitable investments. Also referred to as “return on capital”.
Trailing Earnings are the earnings per share (EPS) in the previous fiscal year. EPS is calculated as a company's profit divided by the outstanding shares of its common stock.
[3] As of December 5, 2024 (Source: Earnings Report for the quarter ended September 30, 2024).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
FPA Queens Road Small Cap Value Fund (Institutional Class/QRSIX)	8.82%	10.94%
Russell 3000 Index	13.12%	12.00%
Russell 2000® Value Index	-1.14%	6.95%
1	Institutional Class commenced operations on December 1, 2020.

Performance Inception Date	Dec. 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/performance/fpa-queens-road-small-cap-value-fund for the most recent performance information.
Net Assets	$ 909,479,861
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 5,204,420
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$909,479,861
Total number of portfolio holdings	53
Total advisory fees paid (net)	$5,204,420
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
TD SYNNEX Corp.	3.8%
InterDigital, Inc.	3.6%
Fabrinet	3.6%
PVH Corp.	3.4%
UGI Corp.	3.3%
RLI Corp.	3.1%
ServisFirst Bancshares, Inc.	3.1%
Arrow Electronics, Inc.	3.0%
CSG Systems International, Inc.	2.7%
Sprouts Farmers Market, Inc.	2.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TD SYNNEX Corp.	3.8%
InterDigital, Inc.	3.6%
Fabrinet	3.6%
PVH Corp.	3.4%
UGI Corp.	3.3%
RLI Corp.	3.1%
ServisFirst Bancshares, Inc.	3.1%
Arrow Electronics, Inc.	3.0%
CSG Systems International, Inc.	2.7%
Sprouts Farmers Market, Inc.	2.6%

Material Fund Change [Text Block]
Material Fund Changes
On December 6, 2024, Distribution Services, LLC, serves as the Fund’s distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund’s distributor.
This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated September 30, 2024 at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated September 30, 2024 at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund.

Updated Prospectus Web Address	https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000244000 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Queens Road Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	QRSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA Queens Road Small Cap Value Fund (“Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund. You can also request this information by contacting us at (800) 638-3060.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Small Cap Value Fund (Investor Class/QRSVX)	$96	0.92%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended May 31, 2025, the FPA Queens Road Small Cap Value Fund's Investor Class (“Fund”) had a positive performance of 8.67%. It outperformed its benchmark, the Russell 2000 Value Index (“Index”), by nearly 1000 basis points as the Index returned -1.14% for the same period. The Investment Team (“Team”) believes a consistent process and long-term focus are key components of success. Through careful bottom-up research and fundamental analysis, the Team seeks companies in sound financial condition trading at discounts to their estimates of intrinsic value. The Team believes owning a diversified portfolio of value-creating companies acquired at attractive prices with a margin of safety has a high likelihood of investment success over time. It is also the team’s belief that following this process should help reduce volatility and down-market capture, which was the experience over the most recent trailing twelve months.
TOP PERFORMANCE CONTRIBUTORS*
InterDigital (IDCC) is a research and development organization that develops and acquires wireless communication and video patents. The company has a history of strong financial performance, opportunistically buys back shares, and pays a modest dividend. IDCC has been successfully renewing its wireless licensing agreements (Apple in 2022, Samsung in 2023) and has a growing stream of recurring licensing revenues across consumer electronics, internet of things (IoT) and automotive customers. CEO Liren Chen joined in 2021 from Qualcomm and has been hiring other former Qualcomm managers. The company’s share price was strong in 2024 on growing revenue, profitability, and buybacks. We began trimming our IDCC position this year.
Sprouts Farmers Market (SFM) is a grocer focusing on fresh, natural and organic products. The company has best-in-class margins[1], attractive returns on capital and great new store economics. Sprouts accelerated its unit growth from 12 stores a year to 33 stores in 2024 on a base of roughly 400 stores. Over the past year, SFM’s stock has performed extremely well after reporting consistently strong operating results and from a low initial valuation[2]. We have been trimming our position since the third quarter of 2024 and, as of quarter end, Sprouts sat just outside the top ten holdings. Although SFM’s share price has increased faster than bottom line results, we believe SFM still trades in the “range of reasonableness” for a high-quality, non-cyclical franchise that can reinvest capital at attractive rates of return.
UGI Corp (UGI) is a well-run gas and electric utility in Western Pennsylvania and West Virginia. The company also owns a sizable, regulated pipeline business, a large propane distribution business in Europe, and AmeriGas, the U.S.’s largest propane distributor. UGI has been redirecting cash flow to pay down debt at AmeriGas and the utility holding company. We are pleased with the company’s improved financial position and with green shoots at AmeriGas.
[1] As of March 30, 2025, Sprout’s gross margin was 39.6%. (Source: Form 10-Q for the quarter ended March 30, 2025).
[2] Source: Factset. On June 30, 2023, SFM’s share price was $36.73. This was 15x trailing EPS of $2.39 for the year ending Dec-22 and 13x forward EPS of $2.84 for the year ending Dec-23.
TOP PERFORMANCE DETRACTORS*
Vishay Intertechnology (VSH) makes passive electronic components and discrete semiconductors (resistors, inductors, capacitors, MOSFETs, diodes, etc). Although the industry is cyclical, competitive dynamics are stable and VSH benefits from incremental growth from electric vehicles and industrial electrification. The industry is currently struggling from a cyclical downturn following the excesses and component hoarding of the Covid era. Additionally, at its April 2024 Investor Day, Vishay announced aggressive 2028 investment and profitability targets with a plan to strategically change the company’s culture that was notably staid and overly-conservative. We are cautiously optimistic
PVH (PVH) is an apparel company that owns the Tommy Hilfiger and Calvin Klein brands globally. Most of PVH’s earnings come from Europe, where the Tommy and Calvin brands are considered “almost luxury” and where PVH has demonstrated high single-digit organic growth with pricing power over the preceding decade. CEO Stefan Larsson has done an excellent job revitalizing the company and improving margins at PVH’s moribund U.S. operations. In the company’s most recent fiscal year (ending January 31, 2025), comparable revenue was down 2% as the company bumped into a weaker global consumer and actively cleaned up its channel inventory in Europe. Investors are skittish about tariffs and, in 2024, PVH was added to China’s “Unreliable Entity” list threatening the roughly 15% of the company’s profitability that comes from China[1]. PVH’s sales and sourcing are globally diversified, and the company uses its prodigious cash flow to buy back shares. We think shares are cheap at roughly 6x trailing earnings as of April 18, 2025 and have been adding to the position.
Scholastic (SCHL) is an educational publishing company that runs the eponymous book fairs in America’s K-12 schools. We first bought shares in 2008 and have added a little overtime. Over 15 years, results have been volatile as Scholastic has never been able to translate its name brand, publishing assets or forays into adjacent markets into consistent earnings. The company has always traded at a discount compared to its economic earnings potential. It also owns prime New York City real estate that we estimate to be worth $300 - $400 million. We were cautiously optimistic when Thomson Reuters’ Peter Warwick became CEO in 2021. Poor performance at the company’s book fairs caused the stock to drop 20% following results on July 19, 2024, and another 20% following results reported on December 20, 2024. We’ve added to our position on this weakness.
* The information provided does not reflect all positions purchased, sold or recommended during the trailing twelve months (“TTM”). It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. The share price changes noted may not equate with the performance of the holding in the Fund.  As of May 31, 2025, the positions sizes for the securities mentioned as a percentage of net assets was: Interdigital (4.77%), Sprouts (3.91%) UGI (2.68%), Vishay (2.21%), PVH Corp (3.08%) and Scholastic (1.14%). Past performance is no guarantee, nor is it indicative, of future results.
Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. The Russell 2000 Value Index measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower relative forecasted growth values. The Russell 2000 index is an index measuring the performance of approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index. A total return index computes the index value based on capital gains plus cash payments such as dividends and interest.
Down-Capture Market is a ratio that measures how well an investment manager performs relative to a benchmark index during periods of market decline.
Gross Margin is the percentage of a company’s revenue that’s retained after direct expenses are subtracted.
Margin of Safety - Buying with a “margin of safety” is when a security is purchased at a discount to the portfolio manager’s estimate of its intrinsic value. Buying a security with a margin of safety is designed to protect against permanent capital loss in the case of an unexpected event or analytical mistake. A purchase made with a margin of safety does not guarantee the security will not decline in price.
Return on Invested Capital (ROIC) is a calculation used to assess a company's efficiency at allocating the capital under its control to profitable investments. Also referred to as “return on capital”.
Trailing Earnings are the earnings per share (EPS) in the previous fiscal year. EPS is calculated as a company's profit divided by the outstanding shares of its common stock.
[3] As of December 5, 2024 (Source: Earnings Report for the quarter ended September 30, 2024).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
FPA Queens Road Small Cap Value Fund (Investor Class/QRSVX)	8.67%	13.95%	8.44%
Russell 3000 Index	13.12%	15.34%	12.21%
Russell 2000® Value Index	-1.14%	12.03%	6.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/performance/fpa-queens-road-small-cap-value-fund for the most recent performance information.
Net Assets	$ 909,479,861
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 5,204,420
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$909,479,861
Total number of portfolio holdings	53
Total advisory fees paid (net)	$5,204,420
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
TD SYNNEX Corp.	3.8%
InterDigital, Inc.	3.6%
Fabrinet	3.6%
PVH Corp.	3.4%
UGI Corp.	3.3%
RLI Corp.	3.1%
ServisFirst Bancshares, Inc.	3.1%
Arrow Electronics, Inc.	3.0%
CSG Systems International, Inc.	2.7%
Sprouts Farmers Market, Inc.	2.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TD SYNNEX Corp.	3.8%
InterDigital, Inc.	3.6%
Fabrinet	3.6%
PVH Corp.	3.4%
UGI Corp.	3.3%
RLI Corp.	3.1%
ServisFirst Bancshares, Inc.	3.1%
Arrow Electronics, Inc.	3.0%
CSG Systems International, Inc.	2.7%
Sprouts Farmers Market, Inc.	2.6%

Material Fund Change [Text Block]
Material Fund Changes
On December 6, 2024, Distribution Services, LLC, serves as the Fund’s distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund’s distributor.
This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated September 30, 2024 at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated September 30, 2024 at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund.

Updated Prospectus Web Address	https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000243218 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Queens Road Value Fund
Class Name	FPA Queens Road Value Fund
Trading Symbol	QRVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA Queens Road Value Fund (“Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-value-fund. You can also request this information by contacting us at (800) 638-3060.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/fpa-queens-value-fund
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Value Fund (QRVLX)	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the twelve-month period ending May 31, 2025, the FPA Queens Road Value Fund’s (“Fund”) net return was 4.91%, which includes reinvestment of all distributions. The S&P 500 Value Index (“Index”) return for the same period was 5.04%.
What affected the Fund’s performance?
Fund performance can be attributed to the following:*
For the 12 months ending May 31, 2025, we believe the portfolio was generally well positioned with gains seen from overweight allocations in Financials and Industrials combined with underweight allocations to Energy and Information Technology.  However, the positives experienced from sector allocations were offset by stock selection.
The biggest area of weakness in terms of stock selection for the period was seen within Health Care where shares of Elevance Health, Merck and Centene detracted from performance.
Consumer Staples was another area of weakness for the Fund over the last year as an underweight position was combined with weak stock selection. Of notice was the Fund’s position in Hershey Company, which is often considered less of a Staple and more of a company that sells discretionary items even though it technically falls in the Consumer Staple category.
On the positive side, shares of Trane Technologies within the Industrial space, along with Oracle, American Express, JPMorgan Chase and Ameriprise were all sizable positions and outperformed meaningfully over the period.
*The information provided does not reflect all positions purchased, sold or recommended during the trailing twelve months (“TTM”). It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. The share price changes noted may not equate with the performance of the holding in the Fund. As of May 31, 2025, the securities noted represented the following weights as a percentage of net assets: Elevance Health (4.09%), Merck (2.85%), Centene (3.90%), Hershey (3.55%), Trane Technologies (7.45%), Oracle (6.34%), American Express (5.96%), JPMorgan Chase (4.16%) and Ameriprise (5.84%). Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. S&P 500 Value Index measures constituents from the S&P 500 Index that are classified as value stocks based on three factors: the ratios of book value, earnings, and sales to price. The index is a modified market cap-weighted index. Past performance is no guarantee, nor is it indicative, of future results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
FPA Queens Road Value Fund (QRVLX)	4.91%	13.67%	10.23%
S&P 500® Index	13.52%	15.94%	12.86%
S&P 500® Value Index	5.04%	13.97%	9.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/performance/fpa-queens-value-fund for the most recent performance information.
Net Assets	$ 50,295,083
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 123,726
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$50,295,083
Total number of portfolio holdings	30
Total advisory fees paid (net)	$123,726
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Trane Technologies PLC	8.7%
Oracle Corp.	6.7%
American Express Co.	6.4%
Eaton Corp. PLC	6.4%
Ameriprise Financial, Inc.	6.1%
JPMorgan Chase & Co.	4.7%
Berkshire Hathaway, Inc. - Class A	4.5%
General Dynamics Corp.	4.4%
Fiserv, Inc.	3.9%
Pfizer, Inc.	3.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Trane Technologies PLC	8.7%
Oracle Corp.	6.7%
American Express Co.	6.4%
Eaton Corp. PLC	6.4%
Ameriprise Financial, Inc.	6.1%
JPMorgan Chase & Co.	4.7%
Berkshire Hathaway, Inc. - Class A	4.5%
General Dynamics Corp.	4.4%
Fiserv, Inc.	3.9%
Pfizer, Inc.	3.6%

Material Fund Change [Text Block]
Material Fund Changes
Effective October 1, 2025, the Adviser has contractually agreed to increase the limit on the total annual fund operating expenses of the Fund from 0.65% to 0.73% of the average daily net assets of the Fund.
On December 6, 2024, Distribution Services, LLC, serves as the Fund’s distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund’s distributor.
This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated September 30, 2024 at https://fpa.com/funds/overview/fpa-queens-value-fund.

Material Fund Change Expenses [Text Block]
Effective October 1, 2025, the Adviser has contractually agreed to increase the limit on the total annual fund operating expenses of the Fund from 0.65% to 0.73% of the average daily net assets of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated September 30, 2024 at https://fpa.com/funds/overview/fpa-queens-value-fund.

Updated Prospectus Web Address	https://fpa.com/funds/overview/fpa-queens-value-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.